SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION
28.	SEGMENT INFORMATION

28.1      Criteria for identifying operating segments

The Company evaluates the performance of its business segments through the operating result. The information disclosed under “Not Segmented” is related to statement of income and balance sheet items not directly attributed to the pulp and paper segments, such as, net financial result and income and social contribution taxes expenses, in addition to the balance sheet classification items of assets and liabilities.

The operating segments defined by Management are set forth below:

i)	Pulp: comprises production and sale of hardwood eucalyptus pulp and fluff pulp mainly to supply the foreign market, with any surplus sold in the domestic market.
ii)	Paper: comprises production and sale of paper to meet the demands of both domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to its immateriality.

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s administration, which makes investment decisions and determine allocation of resources on a consolidated basis.

In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all our property, plant and equipment, biological and intangible assets are in Brazil.

28.2      Information of operating segments

	June 30, 2021
			Not
	Pulp	Paper	segmented	Total
Net sales	16,038,957	2,694,648		18,733,605
Domestic market (Brazil)	1,014,148	1,886,041		2,900,189
Foreign market	15,024,809	808,607		15,833,416
Cost of sales	(7,905,782)	(1,716,907)		(9,622,689)
Gross profit	8,133,175	977,741		9,110,916
Gross margin (%)	50.71%	36.28%		48.63%

Operating income (expenses)	(240,841)	(56,657)		(297,498)
Selling	(855,781)	(222,919)		(1,078,700)
General and administrative	(532,454)	(203,104)		(735,558)
Other operating, net	1,071,126	355,270		1,426,396
Income (loss) from associates and joint ventures	76,268	14,096		90,364
Operating profit before net financial income ("EBIT") (1)	7,892,334	921,084		8,813,418
Operating margin (%)	49.21%	34.18%		47.05%

Financial result, net			1,075,463	1,075,463

Net income (loss) before taxes	7,892,335	921,083	1,075,463	9,888,881

Income taxes			(2,607,441)	(2,607,441)

Net income (loss) for the period	7,892,335	921,083	(1,531,978)	7,281,440
Profit (loss) margin for the period (%)	49.21%	34.18%		38.87%

Attributable to
Controlling shareholders’	7,892,335	921,083	(1,535,551)	7,277,867
Non-controlling interest			3,573	3,573

Depreciation, depletion and amortization	3,179,633	283,603		3,463,236

1)	EBIT (“Earnings before interest and tax”).

	June 30, 2020
			Not
	Pulp	Paper	segmented	Total
Net sales	12,862,936	2,113,530		14,976,466
Domestic market (Brazil)	741,568	1,372,423		2,113,991
Foreign market	12,121,368	741,107		12,862,475
Cost of sales	(8,246,527)	(1,362,166)		(9,608,693)
Gross profit	4,616,409	751,364		5,367,773
Gross margin (%)	35.89%	35.55%		35.84%

Operating income (expenses)	(1,179,960)	(323,175)		(1,503,135)
Selling	(875,343)	(186,691)		(1,062,034)
General and administrative	(460,226)	(190,325)		(650,551)
Other operating, net	170,212	42,190		212,402
Income (loss) from associates and joint ventures	(14,603)	11,651		(2,952)
Operating profit before net financial income ("EBIT") (1)	3,436,449	428,189		3,864,638
Operating margin (%)	26.72%	20.26%		25.80%

Financial result, net			(28,101,286)	(28,101,286)

Net income (loss) before taxes	3,436,449	428,189	(28,101,286)	(24,236,648)

Income taxes			8,765,069	8,765,069

Net income (loss) for the period	3,436,449	428,189	(19,336,217)	(15,471,579)
Profit (loss) margin for the period (%)	26.72%	20.26%		(103.31)%

Attributable to
Controlling shareholders’	3,436,449	428,189	(19,344,269)	(15,479,631)
Non-controlling interest			8,052	8,052

Depreciation, depletion and amortization	3,126,528	231,053		3,357,581

1)	EBIT (“Earnings before interest and tax”).

28.3      Net sales by product

The following table set forth the breakdown of net sales by product:

	June 30,	June 30,
Products	2021	2020
Market pulp(1)	16,038,957	12,862,936
Printing and writing paper(2)	2,149,273	1,661,611
Paperboard	524,146	430,292
Other	21,229	21,627
	18,733,605	14,976,466

1)	Net sale from fluff pulp represents approximately 0.7% of total net sales and, therefore, was included in market pulp net sales.
2)	Tissue is a recently launched product and its revenues represent approximately 2.2% of total net sales and, therefore, was included in printing and writing paper net sales.

28.4      Goodwill based on expected future profitability

The goodwill based on expected future profitability arising from the business combination were allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGU”), considering the economic benefits generated by such intangible assets. The allocation of intangibles is set forth below:

	June 30,	December 31,
	2021	2020
Pulp	7,897,051	7,897,051
Consumer goods	119,332	119,332
	8,016,383	8,016,383